Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 8,068,017	$ 7,839,441	$ 7,463,390
Contributed capital account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	5,039,892	4,694,822	4,584,512
Net consolidated tax profit account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 3,028,125	$ 3,144,619	$ 2,878,878